The following table summarizes the Company's obligation recognized in the statement of financial position, net of plan assets (when applicable), at present value, revised annually by independent actuary: (Details) - USD ($)
$ in Millions
		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liabilities		$ 13,899	$ 16,069
Current		969,000	1,549
Non-current		12,930	14,520
Health Insurance Plan [Member]
IfrsStatementLineItems [Line Items]
Liabilities		5,682	5,356
Petros Pension Plan- Renegotiated [member]
IfrsStatementLineItems [Line Items]
Liabilities	[1]	4,588	6,016
Petros Pension Plan- Non- renegotiated [member]
IfrsStatementLineItems [Line Items]
Liabilities	[1]	1,243	1,621
Petros Pension Plan - Renegotiated - Pre-70 [Member]
IfrsStatementLineItems [Line Items]
Liabilities		1,105	1,508
Petros Pension Plan - Non-renegotiated - Pre-70 [Member]
IfrsStatementLineItems [Line Items]
Liabilities		731,000	1,075
Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Liabilities		535,000	477,000
Other plans [member]
IfrsStatementLineItems [Line Items]
Liabilities		$ 15,000	$ 16,000

[1]	In 2020, it includes obligations with contribution for the revision of the lump sum death benefit